Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of other provisions [line items]
Beginning balance	₨ 20,364	$ 313	₨ 12,425
Additions	2,173	33	1,675
Amounts used	(457)	(7)	(910)
Unused amounts reversed	(418)	(7)
Unwinding of discount	837	13	844
Change in estimate	84	1	6,641
Reclassifications	(7)
Additions upon acquisition through business combination	239	4
Exchange differences	649	10	(311)
Ending balance	23,464	360	20,364
Current				₨ 1,435	$ 22	₨ 1,131
Non-current				22,029	338	19,233
Total	20,364	$ 313	12,425	23,464	$ 360	20,364
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	19,274		11,513
Additions	1,738		1,162
Amounts used	(405)		(600)
Unused amounts reversed	(418)
Unwinding of discount	837		844
Change in estimate	84		6,641
Additions upon acquisition through business combination	236
Exchange differences	628		(286)
Ending balance	21,974		19,274
Current				483		564
Non-current				21,491		18,710
Total	19,274		11,513	21,974		19,274
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	1,090		912
Additions	435		513
Amounts used	(52)		(310)
Reclassifications	(7)
Additions upon acquisition through business combination	3
Exchange differences	21		(25)
Ending balance	1,490		1,090
Current				952		567
Non-current				538		523
Total	₨ 1,090		₨ 912	₨ 1,490		₨ 1,090